STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – July 23, 2024 (inception) at Jul. 22, 2024
Beginning balance, shares at Jul. 22, 2024
Ordinary shares issued to the Sponsor	[1]	$ 287	24,713		25,000
Ordinary shares issued to the Sponsor, shares		2,875,000
Ordinary shares issued to underwriter		$ 20	4,328		4,348
Ordinary shares issued to underwriter, shares		200,000
Net loss				(42,564)	(42,564)
Balance – January 31, 2025 at Jan. 31, 2025		$ 307	29,041	(42,564)	(13,216)
Ending balance, shares at Jan. 31, 2025	[2]	3,075,000
Net loss				(19,553)	(19,553)
Balance – January 31, 2025 at Apr. 30, 2025		$ 307	29,041	(62,117)	(32,769)
Ending balance, shares at Apr. 30, 2025	[2]	3,075,000
Net loss				307,410	307,410
Balance – January 31, 2025 at Jul. 31, 2025		$ 337	$ 97,286	$ 245,293	$ 342,916
Ending balance, shares at Jul. 31, 2025	[2]	3,373,750

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).